Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The fair values of the Company’s outstanding borrowings approximate the carrying values. The following is a summary of long-term debt:

(in ‘000)	December 31, 2020	December 31, 2019
Term Loan – UBS	$308,959	$312,112
Term Loan – BNP Paribas	9	103

Total	308,968	312,215
Less – current portion	3,161	3,248
Less – debt issuance cost, net of accumulated amortization of $3.7 million and $1.8 million, respectively	7,403	9,233

Total – Long-term, net	$298,404	$299,734

Schedule of Maturities of Long-term Debt	The following is the summary of future principal repayments on long-term debt:

(in ‘000)	Amount
2021	$3,161
2022	3,153
2023	3,153
2024	299,501
2025	—

Total	$308,968